Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2025
Warrant Liability [Abstract]
Schedule of Estimated Fair Value of Warrant Liability

The Company estimated the fair value of the warrant liability using the Black-Scholes option pricing model using the following key assumptions as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Volatility	441%	383%
Exercise price	$0.54	$0.54
Risk-free interest rate	3.67%	1.37%
Expected dividends	—%	—%
Expected term	5.1	6.1

Schedule of Financial Instruments

The following schedule summarizes the valuation of financial instruments at fair value in the balance sheets as of December 31, 2025 and 2024:

	Fair Value Measurements as of
	December 31, 2025			December 31, 2024
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Liabilities
Warrant liability	—	—	219,458	—	—	117,130
Total liabilities	$—	$—	$219,458	$—	$—	$117,130

Schedule of Fair Value of Warrant Liabilities

The following table sets forth a reconciliation of changes in the fair value of warrant liabilities classified as Level 3 in the fair value hierarchy:

Fair Value
Balance at December 31, 2023	$281,809
Gain on subsequent measurement	(164,679)
Balance at December 31, 2024	117,130
Loss on subsequent measurement	102,328
Balance at December 31, 2025	$219,458